Transactions and Balances with Related Parties (Schedule of Debts and Loans to Related and Interested Parties) (Details) - Dori Energy [Member] - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Borrowings, interest rate	[1]	8.10%
Debts and loans to related and intrested parites		€ 2,665	€ 8,495
Interest income recognized in statement of income		€ 1,398	€ 821	€ 620

[1]	See Note 6A regarding the conversion of approximately NIS 46,933 thousand of the shareholders loans (of which the Company’s portion is approximately NIS 23,467 thousand) to capital notes.